Long-term assets - E.2.2. Movements in tangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	$ 2,989	$ 3,382
Additions	693	823
Impairments/reversal of impairment, net	(2)	0
Disposals, net	(20)	(29)
Depreciation charge	(794)	(840)
Asset retirement obligations	30	18
Transfers	6	(21)
Transfer to/from held for sale		(166)
Exchange rate movements	203	(178)
Other	2
Closing balance, net	3,107	2,989
Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	9,183
Closing balance, net	9,980	9,183
Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(6,194)
Closing balance, net	(6,873)	(6,194)
Networks (including civil works)
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	2,340	2,691
Additions	161	157
Impairments/reversal of impairment, net	(2)	0
Disposals, net	(16)	(16)
Depreciation charge	(751)	(791)
Asset retirement obligations	29	17
Transfers	566	577
Transfer to/from held for sale		(141)
Exchange rate movements	165	(153)
Other	14
Closing balance, net	2,507	2,340
Networks (including civil works) | Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	8,071
Closing balance, net	8,924	8,071
Networks (including civil works) | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(5,731)
Closing balance, net	(6,417)	(5,731)
Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	180	200
Additions	2	3
Impairments/reversal of impairment, net	0	0
Disposals, net	0	(5)
Depreciation charge	(19)	(21)
Asset retirement obligations	1	0
Transfers	(2)	22
Transfer to/from held for sale		(6)
Exchange rate movements	13	(12)
Other	(12)
Closing balance, net	162	180
Land and Buildings | Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	348
Closing balance, net	310	348
Land and Buildings | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(168)
Closing balance, net	(148)	(168)
Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	418	428
Additions	525	655
Impairments/reversal of impairment, net	0	0
Disposals, net	(3)	(8)
Depreciation charge	0	0
Asset retirement obligations	0	0
Transfers	(570)	(632)
Transfer to/from held for sale		(13)
Exchange rate movements	24	(11)
Other	0
Closing balance, net	394	418
Construction in Progress | Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	418
Closing balance, net	394	418
Construction in Progress | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	0
Closing balance, net	0	0
Other
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	50	63
Additions	5	9
Impairments/reversal of impairment, net	0	1
Disposals, net	0	0
Depreciation charge	(25)	(28)
Asset retirement obligations	0	0
Transfers	13	12
Transfer to/from held for sale		(6)
Exchange rate movements	1	(2)
Other	0
Closing balance, net	44	50
Other | Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	345
Closing balance, net	352	345
Other | Accumulated amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(296)
Closing balance, net	$ (307)	$ (296)